PROPERTY AND EQUIPMENT (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	$ 5,211	$ 4,580
Less: accumulated depreciation and amortization	3,632	2,891
Total property and equipment, net	1,579	1,689
Depreciation expense	734	620	713
Equipment and facilities [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	3,467	2,980
Internal-use software [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	519	509
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	840	719
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	$ 385	$ 372